Trading Advisors	12 Months Ended
Dec. 31, 2015
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Trading Advisors
3.	Trading Advisors:

Ceres, on behalf of each Partnership, retains certain unaffiliated commodity trading advisors which are registered with the Commodity Futures Trading Commission, to make all trading decisions for the Partnerships. The trading advisor for each Partnership at December 31, 2015 and 2014, were as follows:

Morgan Stanley Smith Barney Charter Campbell L.P.

Campbell & Company, Inc. (“Campbell”)

Morgan Stanley Smith Barney Charter Aspect L.P.

Aspect Capital Limited (“Aspect”)

Morgan Stanley Smith Barney Charter WNT L.P.

Winton Capital Management Limited (“Winton”)

Compensation to the trading advisors by the Partnerships consists of a management fee and an incentive fee as follows:

Management Fee — Charter Campbell pays Campbell a flat-rate monthly fee equal to 1/12th of 1.5% (a 1.5% annual rate) of Charters Campbell’s net assets under management by Campbell as of the first day of each month.

Charter Aspect pays Aspect a flat-rate monthly fee equal to 1/12th of 1.5% (a 1.5% annual rate) of Charter Aspect’s net assets under management by Aspect as of the first day of each month.

Charter WNT pays Winton a flat-rate monthly fee equal to 1/12th of 1.5% (a 1.5% annual rate) of Charter WNT’s net assets under management by Winton as of the first day of each month.

Effective June 1, 2014, the management fee payable by Charter Campbell to Campbell was reduced from a monthly management fee rate equal to 1/12th of 2% (a 2% annual rate) per month of Charter Campbell’s net assets allocated to Campbell on the first day of each month to a monthly management fee rate equal to 1/12th of 1.5% (a 1.5% annual rate) per month of Charter Campbell’s net assets allocated to Campbell on a first day of each month.

Incentive Fee — Each Partnership’s incentive fee is equal to 20% of trading profits paid on a monthly basis.

Trading profits represent the amount by which profits from futures, forwards, and options trading exceed losses after brokerage, ongoing placement agent, management and General Partner fees, as applicable, are deducted. When a trading advisor experiences losses with respect to net assets as of the end of a calendar month, the trading advisor must recover such losses before the trading advisor is eligible for an incentive fee in the future. Cumulative trading losses are adjusted on a pro-rated basis for the amount of each month’s redemptions.